TRANSAMERICA SERIES TRUST

Transamerica MFS International Equity VP

Supplement to the Currently Effective
Prospectus, Summary Prospectus and Statement of Additional Information

* * *
Effective on or about May 1, 2018, Transamerica Asset Management, Inc. ("TAM") will terminate its investment sub- advisory agreement with MFS Investment Management with respect to Transamerica MFS International
Equity VP (the "portfolio") and will enter into a new investment sub-advisory agreement with Greystone Managed Investments Inc.
("Greystone") with respect to the portfolio. An information statement will be made available to portfolio shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.
In connection with the change in sub-adviser: (i) the portfolio's name and investment objective will change; (ii) the portfolio's principal investment strategies, principal risks and portfolio managers will change; and (iii) the portfolio will have a lower management fee schedule. These changes are described below.
The portfolio's benchmark index will remain the same. In addition, TAM will continue to serve as the portfolio's investment manager.
Effective on or about May 1, 2018, Transamerica MFS International
Equity VP will be renamed Transamerica Greystone International Growth
VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

INVESTMENT OBJECTIVE:
Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The "Principal Investment Strategies" section included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
The portfolio's sub-adviser, Greystone Managed Investments Inc. (the "sub-adviser"), invests, under normal circumstances, at least 80% of the portfolio's net assets (plus the amount of borrowings, if any, for investment purposes) in common stocks and related equity securities-such as preferred stock, convertible securities and depositary receipts- of issuers economically tied to a number of countries throughout the world, including emerging market countries. The portfolio normally invests primarily in equity securities of foreign companies, including emerging market equity securities. In selecting investments for the portfolio, the sub-adviser seeks companies that have demonstrated superior earnings growth, positive business momentum and sustainable profitability while seeking not to overpay for these growth characteristics. The sub-adviser may invest the portfolio's assets in companies of any size.
The sub-adviser may invest a large percentage of the portfolio's assets in issuers in a single country, a small number of countries, or a particular geographic region.
The sub-adviser normally allocates the portfolio's investments across different industries and sectors, but the sub-adviser may invest a significant percentage of the portfolio's assets in issuers in a single or small number of industries or sectors.
The sub-adviser uses a "bottom-up" investment approach to buying and selling investments for the portfolio. A "bottom- up" approach is looking at individual companies against the context of broader market factors. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. The sub-adviser uses a quantitative screen to seek to identify companies with growth characteristics, positive earnings sentiment, stable profitability and reasonable valuations. The sub-adviser may engage in active and frequent trading in pursuing the portfolio's principal investment strategies.
The portfolio may invest up to 5% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock
Exchange.


PRINCIPAL RISKS:

The portfolio will no longer be subject to "Value Investing" risk. All other principal risks described in the Prospectus and Summary Prospectus continue to apply.

SUB-ADVISER:
Greystone, a wholly-owned subsidiary of Greystone Capital Management
Inc., has been a registered investment adviser since 2016. As of September 30, 2017, Greystone had approximately $25.3 billion in total assets under management. Greystone's principal business address is 300-1230
Blackfoot Drive, Regina, Saskatchewan S4S 7G4, Canada.

Porfolio Managers:

Name
Jeff Tiefenbach, CFA

Sub-Adviser
Greystone Managed Investments Inc.

Positions Over Past Five Years
Portfolio Manager of the portfolio since 2018; employee of Greystone Managed Investments Inc. since 2005; Chief Investment Officer, Public Equities

Name
Alfred Li, CFA

Sub-Adviser
Greystone Managed Investments Inc.

Positions Over Past Five Years
Portfolio Manager of the portfolio since 2018; employee of Greystone Managed Investments Inc. since 2006; Vice-President & Co-Lead, International Equity


MANAGEMENT FEES:
Effective on or about March 1, 2018, TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio's average daily net assets) indicated below:

First $500 million........................0.77%
Over $500 million up to $1 billion........0.76%
Over $1 billion up to $2 billion..........0.71%
Over $2 billion up to $3 billion..........0.695%
Over $3 billion ......................... 0.68%



* * *
Investors Should Retain this Supplement
for Future Reference







December 21, 2017